--------------------------------------------------------------------------------

GEORGIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================







Dear Shareholder:


We are pleased to present the annual report of Georgia Daily Municipal Income Fund, Inc. for the year ended May 31, 2002.

The Fund had net assets of $14,732,153 and 201 active shareholders as of May 31, 2002.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff



Steven W. Duff
President



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
MAY 31, 2002

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity           Value               Standard
   Amount                                                                              Date    Yield   (Note 1)     Moody's & Poor's
   ------                                                                              ----    -----    ------      ------- --------
Tax Exempt Commercial Paper (6.79%)
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000   Burke County, GA
             Development Authority (Ogelthorpe Power) - Series 1998B
             Insured by AMBAC Indemnity Corp.                                        06/06/02  1.60%  $  1,000,000  VMIG-1    A1+
----------                                                                                            ------------
 1,000,000   Total Tax Exempt Commercial Paper                                                           1,000,000
----------                                                                                            ------------
Tax Exempt Variable Rate Demand Instruments (c) (72.59%)
------------------------------------------------------------------------------------------------------------------------------------
$  300,000   Adel, GA IDA IDRB (Specialty Stampings, L.L.C.)
             LOC National Bank of Canada                                             06/01/14  1.60%  $    300,000  VMIG-1
   100,000   Atlanta, GA Housing Authority (Villages of East Lake Phase I)
             LOC Bank of America                                                     01/01/29  1.55        100,000            A1+
   500,000   Atlanta, GA Metropolitan Rapid Transit - Series 2000A
             LOC Westdeutsche Landesbank/
             Bayerische Landesbank Girozentrale                                      07/01/25  1.45        500,000  VMIG-1    A1+
   300,000   Atlanta, GA Urban Residential Finance MHRB
             (New Community East Lake Project)
             LOC Bank of America                                                     11/01/28  1.55        300,000            A1+
   140,000   Bowdon, GA IDA (Trintex Corp Project)
             LOC First Union National Bank                                           05/01/06  1.50        140,000            A1
   500,000   Buford, GA Housing Authority MHRB                                       09/01/25  1.62        500,000            A1+
   500,000   Clayton County, GA Development Authority RB
             (Delta Air Lines, Inc) - Series B
             LOC Commerzbank A.G.                                                    05/01/35  1.55        500,000  VMIG-1    A1+
   210,000   Cobb County, GA Development Authority
             (Kennesaw St. University Project)
             Insured by AMBAC Indemnity Corp.                                        11/01/18  1.40        210,000            A1
   140,000   Dekalb County, GA Development Authority
             (American Cancer Society Incorporated) (b)
             LOC Suntrust Bank                                                       05/01/13  1.45        140,000
   550,000   Dekalb County, GA Development Authority IDRB (Pet Inc. Project) (b)
             LOC BNP Paribas                                                         02/01/03  1.50        550,000
   200,000   Dekalb County, GA Development Authority IDRB (Pet Inc. Project) (b)
             LOC BNP Paribas                                                         02/01/05  1.50        200,000
   375,000   Fulton County, GA Development Authority RB
             (Morehouse College Project)
             LOC Wachovia Bank & Trust Company, N.A.                                 08/01/17  1.40        375,000  VMIG-1
   550,000   Fulton County, GA Development Authority IRB
             (Siemens Energy Inc. Project)                                           12/15/14  1.45        550,000  VMIG-1






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity           Value               Standard
   Amount                                                                              Date    Yield   (Note 1)     Moody's & Poor's
   ------                                                                              ----    -----    ------      ------- --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  150,000   Henry County, GA Development Authority RB
             (Georgia Pacific Corporated Project) (b)
             LOC Bank of America                                                     05/01/04  1.45%  $    150,000
   580,000   Houston County, GA Development Authority
             (Middle Georgia Community Action) (b)
             LOC Columbus Bank & Trust Company                                       01/01/31  1.55        580,000
    20,000   Jackson County, GA IDA (The Seydel Co Project) (b)
             LOC First Union National Bank                                           01/01/07  1.50         20,000
 1,000,000   Lawrenceville, GA Housing Authority MHRB (Chatam Club Apartments)
             LOC PNC Bank, N.A.                                                      07/15/35  1.55      1,000,000  VMIG-1
   330,000   Liberty County, GA (Harbin Lumber Company, Inc.) (b)
             LOC Suntrust Bank                                                       04/01/14  1.60        330,000
   100,000   Municipal Electric Authority of Georgia (General Resolution Projects)
             LOC Bayerische Landesbank                                               03/01/20  1.30        100,000  VMIG-1    A1+
   400,000   Municipal Electric Authority of Georgia (General Resolution Projects)
             LOC Landesbank Hessen                                                   06/01/20  1.35        400,000  VMIG-1    A1+
   650,000   Private Colleges & Universities Facilities Authority (Emory University) 11/01/35  1.40        650,000  VMIG-1    A1+
   500,000   Richmond County, GA Development Authority Solid Waste RB
             (Evergreen Nylon Recycling)
             LOC ABN AMRO Bank N.A.                                                  07/01/32  1.50        500,000            A1+
   600,000   Savannah, GA EDA (Consolidated Utilities Project) (b)
             LOC Branch Banking & Trust Company                                      12/01/19  1.65        600,000
   300,000   Savannah, GA Port Authority (Pier 1 Imports)
             LOC Bank One                                                            12/01/26  1.32        300,000            A1
 1,000,000   St. Mary's, GA Development Authority
             (Trigen-Biopower Inc. Project)
             LOC HSBC Bank US                                                        11/01/25  1.45      1,000,000            A1+
   700,000   Thomaston-Upson County, GA IDA (Oracle Inc. Project) (b)
             LOC Bank One                                                            09/01/16  1.75        700,000
----------                                                                                            ------------
10,695,000   Total Tax Exempt Variable Rate Demand Instruments                                          10,695,000
----------                                                                                            ------------
             Total Investments (79.38%) (Cost $11,695,000+)                                             11,695,000
             Cash and Other Assets, Net of Liabilities (20.62%)                                          3,037,153
                                                                                                      ------------
             Net Assets (100.00%)                                                                      $14,732,153
                                                                                                      ============




              +    Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTIUED)
MAY 31, 2002

================================================================================
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     EDA       =   Economic Development Authority                 LOC       =    Letter of Credit

     IDA       =   Industrial Development Authority               MHRB      =    Multi-Family Housing Revenue Bond

     IDRB      =   Industrial Development Revenue Bond            RB        =    Revenue Bond

     IRB       =   Industrial Revenue Bond

















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILTIES
MAY 31, 2002

================================================================================

ASSETS

Investment in securities at value (Cost $11,695,000).....................................   $    11,695,000

Cash.....................................................................................         2,284,028

Receivables:

    Securities sold......................................................................           800,000

    Interest.............................................................................            16,472

    Manager..............................................................................             3,270
                                                                                             --------------

         Total assets....................................................................        14,798,770
                                                                                             --------------

LIABILITIES

Accrued expenses and other liabilities...................................................            66,617
                                                                                             --------------

         Total liabilities...............................................................            66,617
                                                                                             --------------

Net assets...............................................................................   $    14,732,153
                                                                                             ==============

Net Asset Value, offering and redemption price per share:

    Class A Shares,      14,576,975 Shares Outstanding (Note 3) .........................   $          1.00
                                                                                             ==============

    Class B Shares,         157,588 Shares Outstanding (Note 3) .........................   $          1.00
                                                                                             ==============
















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 2002

================================================================================


INVESTMENT INCOME
Income:

    Interest............................................................   $       408,633
                                                                            --------------

Expenses: (Note 2)

    Investment management fee...........................................            82,917

    Administration fee..................................................            43,532

    Shareholder servicing fee...........................................            43,783

    Custodian expenses..................................................             3,251

    Shareholder servicing and related shareholder expenses+.............             7,942

    Legal, compliance and filing fees...................................            43,237

    Audit and accounting................................................            78,945

    Directors' fees.....................................................             7,362

    Other...............................................................             1,588
                                                                            --------------

      Total expenses....................................................           312,557

      Less:  Fees waived (Note 2).......................................   (       126,449)

             Expenses reimbursed (Note 2)...............................   (        35,651)

             Expenses paid indirectly (Note 2)..........................   (         3,027)
                                                                            --------------

      Net expenses......................................................           147,430
                                                                            --------------

Net investment income...................................................           261,203



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.................................   (         2,410)
                                                                            --------------

Increase in net assets from operations..................................   $       258,793
                                                                            ==============



+ Includes class specific transfer agency expenses of $37 and $4 for Class A and Class B, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                         Year                    Year
                                                                        Ended                   Ended
                                                                    May 31, 2002            May 31, 2001
                                                                    ------------            ------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income....................................       $    261,203          $      430,605
    Net realized gain (loss) on investments..................       (      2,410)                 -0-
                                                                     -----------           -------------
Increase in net assets from operations.......................            258,793                 430,605
Dividends to shareholders from net investment income:
    Class A..................................................       (    215,896)*        (      385,005)*
    Class B..................................................       (     45,307)*                45,600)*
Capital share transactions (Note 3)
    Class A..................................................       (  3,923,114)              6,359,031
    Class B..................................................       (  1,140,302)                328,834
                                                                     -----------           -------------
        Total increase (decrease)............................       (  5,065,826)              6,687,865
Net assets:
    Beginning of year........................................         19,797,979              13,110,114
                                                                     -----------           -------------
    End of year..............................................       $ 14,732,153          $   19,797,979
                                                                     ===========           =============



*    Designated as exempt-interest dividends for federal income tax purposes.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Georgia Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities - Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions - Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly and taxable as ordinary income. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General - Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization or premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager), equal to .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to its Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended May 31, 2002 the Manager voluntarily waived investment management fees and administration fees of $82,917 and $43,532, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $35,651.

Included in the statement of operations under the caption "Custodian Expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $470 and $2,557, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.


3. Capital Stock.

At May 31, 2002, 20,000,000,000 of shares of $.001 par stock were authorized and capital paid in amounted to $14,734,563. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                    Year                                Year
                                                   Ended                               Ended
Class A                                        May 31, 2002                        May 31, 2001
-------                                        ------------                        ------------
Sold......................................       61,795,536                          42,192,089
Issued on reinvestment of dividends.......          213,616                             381,307
Redeemed..................................     ( 65,932,266)                       ( 36,214,365)
                                                -----------                        ------------
Net increase (decrease)...................     (  3,923,114)                          6,359,031
                                                ===========                        ============

                                                    Year                                Year
                                                   Ended                               Ended
Class B                                        May 31, 2002                        May 31, 2001
-------                                        ------------                        ------------
Sold......................................       23,349,727                           3,837,751
Issued on reinvestment of dividends.......           44,541                              45,256
Redeemed..................................     ( 24,534,570)                       (  3,554,173)
                                                -----------                        ------------
Net increase (decrease)...................     (  1,140,302)                            328,834
                                                ===========                        ============

4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Georgia and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 85% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancement from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Sales of Securities.

Accumulated undistributed realized losses at May 31, 2002 amounted to $2,410. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains, such losses expire 2010.

6. Financial Highlights.

Class A                                                    Year Ended May 31,                    July 14, 1998
-------                                          -------------------------------------    (Commencement of Operations)
                                                   2002          2001           2000             May 31, 1999
                                                 --------      --------       --------           ------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........   $  1.00       $  1.00        $  1.00             $  1.00
                                                 --------      --------       --------            ---------
Income from investment operations:
  Net investment income.......................      0.012         0.032          0.030               0.022
Less distributions:
  Dividends from net investment income........   (  0.012)     (  0.032)      (  0.030)           (  0.022)
                                                  -------       -------        -------             -------
Net asset value, end of period................   $  1.00       $  1.00        $  1.00             $  1.00
                                                 ========      ========       ========            ========
Total Return..................................      1.23%         3.20%          3.00%               2.20%(a)
Ratios/Supplemental Data
Net assets, end of period (000)...............   $  14,575     $  18,500      $  12,141           $   6,583
Ratios to average net assets:
  Expenses (net of fees waived and
   expenses reimbursed) (b)...................      0.76%         0.76%          0.75%               0.79%(c)
  Net investment income.........................    1.23%         3.08%          2.99%               2.48%(c)
  Management and administration fees waived.....    0.61%         0.61%          0.61%               0.61%(c)
  Expenses reimbursed...........................    0.17%         0.32%          0.44%               1.58%(c)
  Expenses paid indirectly......................    0.01%         0.01%          0.00%               0.04%(c)


(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
6. Financial Highlights. (Continued)

Class B                                                    Year Ended May 31,                    January 14, 1999
-------                                          -------------------------------------     (Commencement of Operations)
                                                   2002          2001           2000               May 31, 1999
                                                 --------      --------       --------             ------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........   $  1.00       $  1.00        $  1.00                $  1.00
                                                 --------      --------       --------               ---------
Income from investment operations:
  Net investment income.......................      0.015         0.034          0.032                  0.009
Less distributions:
  Dividends from net investment income........   (  0.015)     (  0.034)      (  0.032)              (  0.009)
                                                  -------       -------        -------                -------
Net asset value, end of period................   $  1.00       $  1.00        $  1.00                $  1.00
                                                 ========      ========       ========               =========
Total Return..................................      1.48%         3.46%          3.26%                  0.93%(a)
Ratios/Supplemental Data
Net assets, end of period (000)...............   $    158      $   1,298      $    969               $    240
Ratios to average net assets:
  Expenses (net of fees waived and
   expenses reimbursed) (b)...................      0.51%         0.51%          0.50%                 0.54%(c)
  Net investment income.......................      1.41%         3.40%          3.12%                 2.66%(c)
  Management and administration fees waived         0.61%         0.61%          0.61%                 0.61%(c)
  Expenses reimbursed.........................      0.17%         0.32%          0.44%                 1.58%(c)
  Expenses paid indirectly ...................      0.01%         0.01%          0.00%                 0.04%(c)


(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To the Board of Directors and Shareholders of Georgia Daily Municipal Income Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Georgia Daily Municipal Income Fund, Inc. (the "Fund") at May 31, 2002, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period the ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the period ended May 31, 1999 was audited by other independent accountants whose report dated June 28, 1999 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
July 3, 2002





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

--------------------------------------------------------------------------------


                                                  Directors and Officers Information
                                                             May 31, 2002+

---------------------- --------------- -------------- ----------------------- --------------------- --------------------

                        Position(s)       Term of           Principal              Number of               Other
   Name, Address1,       Held with        Office          Occupation(s)        Portfolios in Fund      Directorships
       and Age              Fund       and Length of       During Past              Complex               held by
                                        Time Served          5 Years              Overseen by            Director
                                                                              Director or Officer
---------------------- --------------- -------------- ----------------------- ---------------------  ------------------
Disinterested Directors:
---------------------- --------------- -------------- ----------------------- ---------------------  ------------------
Dr. W. Giles Mellon,     Director         1997        Professor of Business      Director/Trustee of          N/A
Age 71                                                Administration in the      twelve other
                                                      Graduate School of         portfolios
                                                      Management, Rutgers
                                                      University with which he
                                                      has been associated with
                                                      since 1966.
---------------------  --------------- -------------- ----------------------- ---------------------  ------------------
Robert Straniere,        Director         1997        Owner, Straniere Law       Director/Trustee of     WPG Funds Group
Esq.,                                                 Firm since 1980 and        twelve other
Age 61                                                counsel at Fisher,         portfolios
                                                      Fisher & Berger since
                                                      1995.
---------------------  --------------- -------------- ----------------------- ---------------------  ------------------
Dr. Yung Wong,           Director         1997        Managing Director of       Director/Trustee of          N/A
Age 63                                                Abacus Associates, an      twelve other
                                                      investment firm, since     portfolios
                                                      1996.
---------------------  --------------- -------------- ----------------------- ---------------------  ------------------


1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

+ The Statement of Additional Information includes additional information about Georgia Daily Municipal Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at
(212) 830-5200.











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                       Directors and Officers Information
                           May 31, 2002+ (continued)


--------------------- --------------- ---------------- -------------------------- -------------------- -----------------

                       Position(s)    Term of Office    Principal Occupation(s)        Number of            Other
  Name, Address1,       Held with      and Length of          During Past         Portfolios in Fund    Directorships
      and Age              Fund         Time Served             5 Years                 Complex            held by
                                                                                      Overseen by          Director
                                                                                  Director or Officer
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Interested Directors/Officers:
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Steven W. Duff,       President and        1997        Manager and President of   Director/Trustee           N/A
Age 48                Director2                        Reich & Tang Asset         and/or Officer of
                                                       Management, LLC ("RTAM,    seventeen
                                                       LLC"), a registered        portfolios
                                                       Investment Advisor.
                                                       Associated with RTAM,
                                                       LLC since 1994.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Molly Flewharty,      Vice President       1997        Senior Vice President of   Officer of                 N/A
Age 51                                                 RTAM, LLC.  Associated     seventeen
                                                       with RTAM, LLC since       portfolios
                                                       1977.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Lesley M. Jones,      Vice President       1999        Senior Vice President of   Officer of eleven          N/A
Age 53                                                 RTAM, LLC.  Associated     portfolios
                                                       with RTAM, LLC since
                                                       1973.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Dana E. Messina,      Vice President       1999        Executive Vice President   Officer of fourteen        N/A
Age 45                                                 of RTAM, LLC.              portfolios
                                                       Associated with RTAM,
                                                       LLC since 1980.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Richard DeSanctis,    Treasurer and        1997        Executive Vice             Officer of                 N/A
Age 45                Assistant                        President, CFO and         seventeen
                      Secretary                        Treasurer of RTAM, LLC.    portfolios
                                                       Associated with RTAM,
                                                       LLC since 1990.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Rosanne Holtzer,      Secretary and        1999        Senior Vice President of   Officer of                 N/A
Age 37                Assistant                        RTAM, LLC.  Associated     seventeen
                      Treasurer                        with RTAM, LLC since       portfolios
                                                       1986.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

+The Statement of Additional Information includes additional information about Georgia Daily Municipal Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at
(212) 830-5200.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




GEORGIA
DAILY
MUNICIPAL
INCOME
FUND, INC.














                                  Annual Report
                                   May 31, 2002










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------


Georgia Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







GA5/02A
--------------------------------------------------------------------------------